Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

								Group
	Customer remediation(2)	Litigation and other regulatory(2)	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other(2)	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	69	198	38	45	75	39	4	468
Additional provisions (See Note 8)	25	72	53	52	—	81	109	392
Provisions released (See Note 8)	—	—	—	(2)	(30)	—	(2)	(34)
Utilisation and other	(50)	(104)	(103)	(21)	(7)	(91)	(97)	(473)
Recharge(1)	—	—	13	—	—	—	—	13
At 31 December 2021	44	166	1	74	38	29	14	366
(1)    Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group
(2) For 2021, operational loss provisions as they relate to customer accounts are included in 'Customer remediation', and 'Restructuring' provisions are now shown separately. As a result, provisions of £61m, £121m and £39m at 1 January 2021 have been reclassified from 'Regulatory and other' to 'Customer remediation', 'Litigation and other regulatory' and 'Restructuring' provisions, respectively, and £8m and £76m of 'Conduct remediation' provisions at 1 January 2021 have been reclassified to 'Customer remediation' and 'Litigation and other regulatory' provisions, respectively.